SUBSEQUENT EVENTS (Details) $ in Thousands		1 Months Ended
	Jul. 19, 2017 CNY (¥)	Jul. 31, 2017 CNY (¥)	Aug. 31, 2017 CNY (¥)	Jul. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Due day of a loan extended from December 2017 to December 2018
Short-term Debt | $					$ 111,299	$ 53,364
Subsequent event | Bond holder of RMB400 Million
Due day of a loan extended from December 2017 to December 2018
Short-term Debt		¥ 400,000,000		$ 58,113
Subsequent event | Beijing iKang Medical Examination Application Technology Co, Ltd. | iKang Holding
Registered Capital of Yalong Daoyi
Percentage of equity interest owned- equity method		70.00%		70.00%
Subsequent event | Beijing iKang Medical Examination Application Technology Co, Ltd. | Wholly-owed subsidiary of iKang Holding
Registered Capital of Yalong Daoyi
Registered capital increased		¥ 9,000,000
Subsequent event | Beijing iKang Medical Examination Application Technology Co, Ltd. | Affiliate of Mr. Lee Ligang Zhang, the Company's Chairman and CEO
Registered Capital of Yalong Daoyi
Percentage of equity interest owned- equity method		20.00%		20.00%
Subsequent event | Beijing iKang Medical Examination Application Technology Co, Ltd. | Certain Employees
Registered Capital of Yalong Daoyi
Percentage of equity interest owned- equity method		10.00%		10.00%
Subsequent event | Yalong Daoyi | iKang Holding
Registered Capital of Yalong Daoyi
Percentage of equity interest owned- equity method			70.00%
Subsequent event | Yalong Daoyi | Wholly-owed subsidiary of iKang Holding
Registered Capital of Yalong Daoyi
Registered capital increased			¥ 10,000,000
Subsequent event | Yalong Daoyi | Affiliate of Mr. Lee Ligang Zhang, the Company's Chairman and CEO
Registered Capital of Yalong Daoyi
Percentage of equity interest owned- equity method			20.00%
Subsequent event | Yalong Daoyi | Certain Employees
Registered Capital of Yalong Daoyi
Percentage of equity interest owned- equity method			10.00%
Subsequent event | Healthcare investment ("funds")
Healthcare investment funds
Purchase price of the medical service centers invested by the funds, percentage add to the original investment costs	15.00%	15.00%
Exit period, after the establishment of the funds, to purchase the medical service centers	2 years
Subsequent event | Healthcare investment ("funds") | Maximum
Healthcare investment funds
Aggregate size of the funds	¥ 502,000,000
Subsequent event | Forecast | Healthcare investment ("funds") | Affiliate of Mr. Lee Ligang Zhang, the Company's Chairman and CEO
Healthcare investment funds
Contribute to the funds	1,000,000
Subsequent event | Forecast | Healthcare investment ("funds") | Affiliate of China Industrial Asset Management
Healthcare investment funds
Contribute to the funds	1,000,000
Subsequent event | Forecast | Healthcare investment ("funds") | The Company
Healthcare investment funds
Contribute to the funds	50,000,000
Subsequent event | Forecast | Healthcare investment ("funds") | China Industrial Asset Management
Healthcare investment funds
Contribute to the funds	50,000,000
Subsequent event | Forecast | Healthcare investment ("funds") | Other limited partners | Maximum
Healthcare investment funds
Contribute to the funds	¥ 400,000,000